Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2022	Jun. 30, 2021
Non-current assets
Non-current financial assets	€ 294	€ 175
Intangible assets and goodwill	155,223	155,611
Property and equipment	17,691	8,810
Right-of-use assets	21,677	14,009
Deferred tax assets	6,090
Total non-current assets	200,975	178,606
Current assets
Inventories	230,144	247,054
Trade and other receivables	8,276	5,030
Other assets	61,874	14,492
Cash and cash equivalents	113,507	76,760
Total current assets	413,801	343,335
Total assets	614,776	521,941
Shareholders' equity and liabilities
Subscribed capital	1	1
Capital reserve	498,872	444,951
Accumulated Deficit	(68,734)	(60,837)
Accumulated other comprehensive income	1,528	1,602
Total shareholders' equity	431,667	385,718
Non-current liabilities
Provisions	758	717
Lease liabilities	16,817	8,786
Deferred income tax liabilities	3,661	2,308
Total non-current liabilities	21,237	11,811
Current liabilities
Tax liabilities	25,892	14,293
Lease liabilities	5,189	5,361
Contract liabilities	10,746	10,975
Trade and other payables	45,156	43,558
Other liabilities	74,889	50,225
Total current liabilities	161,872	124,412
Total liabilities	183,109	136,223
Total shareholders' equity and liabilities	€ 614,776	€ 521,941